CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and development	$ 7,648	$ 8,538	$ 16,746	$ 14,672
Interest expense	96	1,054	2,306	1,315
Related party
Research and development	0	197	439	209
Interest expense	$ 91	$ 1,035	$ 2,271	$ 1,305